Expense Example - Invesco Global Equity Portfolio	Apr. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 58
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	377
Expense Example, with Redemption, 10 Years	858
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	513
Expense Example, with Redemption, 10 Years	1,155
Class E
Expense Example:
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	258
Expense Example, with Redemption, 5 Years	459
Expense Example, with Redemption, 10 Years	$ 1,037